Cover	Sep. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 09, 2026
Entity Registrant Name	Core & Main, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40650
Entity Tax Identification Number	86-3149194
Entity Address, Address Line One	1830 Craig Park Court
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63146
City Area Code	314
Local Phone Number	432-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.01 per share
Trading Symbol	CNM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001856525
Amendment Flag	false